Contingent Liabilities, Commitments, Claims and Liens (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Commitments and Contingencies [Line Items]
Operating lease commitments	$ 4,602
December 2019 [Member]
Commitments and Contingencies [Line Items]
Operating lease commitments	753
December 2020 [Member]
Commitments and Contingencies [Line Items]
Operating lease commitments	588
December 31, 2021 and onwards until 2028 [Member]
Commitments and Contingencies [Line Items]
Operating lease commitments	$ 3,261